Financial Liabilities Designated At Fair Value Through Profit Or Loss	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Financial Liabilities Designated At Fair Value Through Profit Or Loss
18	FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
Financial liabilities designated at fair value through profit or loss at March 31, 2023 and 2022 consisted of the following:

	At March 31,
	2023	2022

	(In millions)
Borrowings	¥113,262	¥72,470
Debt securities in issue	300,844	383,264

Total financial liabilities designated at fair value through profit or loss	¥414,106	¥455,734

The Group applies a fair value option to certain financial liabilities which were issued by the Group’s securities subsidiary. As part of risk management, the Group enters into derivative transactions to offset the profit or loss of financial liabilities containing embedded derivatives, designated at fair value through profit or loss (“FVPL”) under the fair value option. The carrying amounts of those financial liabilities at March 31, 2023 and March 31, 2022 were ¥51,684 million less and ¥53,814 million less than the contractual amounts required to be paid at maturity, respectively. The cumulative profits arising from changes in own credit risk of those financial liabilities were increased by ¥12,847 million from ¥748 million at March 31, 2022 to ¥13,595 million at March 31, 2023.